Finance income and costs	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Finance income and costs

21.	Finance income and costs

	Six months ended 30 June
	2026	2025
	€’000	€’000
Finance income / (costs)	(87)	72
Interest payable and similar expense	(3)	(23)
Derivative financial instruments at FVTPL (Note 19)	12	44
Net finance income / (costs)	(78)	93

Six months ended 30 June 2026 - by nature

€’000
Interest on QIND convertible notes	(74)
Other QIND interest (bank borrowings and leases)	(15)
QIND conversion fees	(1)
Interest on lease liabilities (parent and BrightHy)	(2)
Exchange differences on monetary items	2
Fair value gain on derivative financial instruments	12
Net finance costs	(78)

Exchange differences on translating the Group’s foreign operations of €468k are recognised in other comprehensive income, of which €329k is attributable to owners of the parent and accumulated in the foreign currency translation reserve, and €139k is attributable to non-controlling interests. In the comparative period, exchange differences on translating QIND were recognised in finance income, as previously reported.